SCHEDULE OF AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total	$ 473,260	$ 310,696
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	473,260	310,696
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total